Consolidated Statement of Cash Flows - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Cash flows from operating activities
Net income		$ 2,542	$ 1,304	$ 7,396	$ 4,954
Adjustment for:
Net interest income		(4,217)	(4,253)	(12,744)	(13,062)
Depreciation and amortization		373	377	1,128	1,139
Provision for credit losses		380	2,181	1,640	4,953
Equity-settled share-based payment expense		1	1	6	5
Net gain on sale of investment securities		(80)	(145)	(336)	(425)
Net (gain)/loss on divestitures			(44)	15	(306)
Net income from investments in associated corporations		(73)	(42)	(243)	(193)
Income tax expense		738	231	2,182	1,125
Changes in operating assets and liabilities:
Trading assets		4,453	(3,889)	(27,387)	4,499
Securities purchased under resale agreements and securities borrowed		3,508	2,159	(14,122)	7,004
Loans		(20,304)	5,957	(39,848)	(32,288)
Deposits		35,925	(19,527)	68,099	40,775
Obligations related to securities sold short		1,217	1,859	12,094	2,994
Obligations related to securities sold under repurchase agreements and securities lent		(4,531)	(25,874)	(19,987)	10,756
Net derivative financial instruments		(2,216)	394	743	631
Other, net		(1,339)	(5,416)	(8,393)	4,062
Dividends received		230	206	685	620
Interest received		6,205	6,784	19,297	22,541
Interest paid		(2,058)	(2,958)	(6,837)	(10,636)
Income tax paid		(688)	(151)	(2,192)	(1,339)
Net cash from/(used in) operating activities		20,066	(40,846)	(18,804)	47,809
Cash flows from investing activities
Interest-bearing deposits with financial institutions		(22,696)	42,478	(4,783)	(12,856)
Purchase of investment securities		(16,284)	(42,470)	(50,990)	(128,085)
Proceeds from sale and maturity of investment securities		20,147	38,126	77,213	88,826
Acquisition/divestiture of subsidiaries, associated corporations or business units, net of cash acquired		(481)	131	(667)	3,938
Property and equipment, net of disposals		(89)	(165)	(271)	(568)
Other, net		(219)	(45)	(339)	(472)
Net cash from/(used in) investing activities		(19,622)	38,055	20,163	(49,217)
Cash flows from financing activities
Redemption of subordinated debentures			(6)	(750)	(6)
Redemption of preferred shares		(500)		(1,259)	(265)
Proceeds from preferred shares and other equity instruments issued		1,250	1,689	1,250	1,689
Proceeds from common shares issued		116	5	254	56
Common shares purchased for cancellation					(414)
Cash dividends and distributions paid		(1,128)	(1,113)	(3,431)	(3,386)
Distributions to non-controlling interests		(13)	(12)	(98)	(141)
Payment of lease liabilities		(70)	(87)	(242)	(258)
Other, net		481	1,958	794	4,353
Net cash from/(used in) financing activities		136	2,434	(3,482)	1,628
Effect of exchange rate changes on cash and cash equivalents		33	(215)	(447)	(33)
Net change in cash and cash equivalents		613	(572)	(2,570)	187
Cash and cash equivalents at beginning of period	[1]	7,940	11,663	11,123	10,904
Cash and cash equivalents at end of period	[1]	$ 8,553	$ 11,091	$ 8,553	$ 11,091

[1]	Represents cash and non-interest-bearing deposits with financial institutions (refer to Note 5).